Summary of Reconciliation of Disaggregated Revenue by Type of Service Provided (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 1,541,189	$ 1,321,224
Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	1,396,492	1,173,930
Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	150,760	154,146
Inter- Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(6,063)	(6,852)
Day Rate Or Hourly Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	1,452,326	1,228,550
Day Rate Or Hourly Services [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	1,302,575	1,076,018
Day Rate Or Hourly Services [Member] | Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	150,760	154,146
Day Rate Or Hourly Services [Member] | Inter- Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(1,009)	(1,614)
Shortfall Payments Or Idle But Contracted [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	12,520	39,468
Shortfall Payments Or Idle But Contracted [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	12,520	39,468
Turnkey Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	37,811	12,306
Turnkey Drilling Services [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	37,811	12,306
Directional Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	31,943	34,481
Directional Services [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	31,943	34,481
Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	6,589	6,419
Other [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	11,643	11,657
Other [Member] | Inter- Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ (5,054)	$ (5,238)